ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND BASIS OF PRESENTATION
Details of Subsidiaries and PRC Domestic Entities

Company	Date of Establishment	Place of Establishment	Principal Activities
Beijing SouFun Internet Information Service Co., Ltd. (“Beijing Internet”)	December 17, 2003	PRC	Provision of marketing services and listing services

SouFun Media Technology (Beijing) Co., Ltd. (“SouFun Media”)	November 28, 2002	PRC	Provision of technology, leads generation and information consultancy services

Beijing SouFun Network Technology Co., Ltd. (“SouFun Network”)	March 16, 2006	PRC	Provision of technology, leads generation and information consultancy services

Beijing SouFun Science and Technology Development Co., Ltd. (“Beijing Technology”)	March 14, 2006	PRC	Provision of marketing services, leads generation services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. (“Beijing JTX Technology”)	December 21, 2006	PRC	Provision of marketing services and listing services

Beijing Hong An Tu Sheng Network Technology Co., Ltd. (“Beijing Hong An”)	November 15, 2010	PRC	Provision of technology, leads generation and information consultancy services

Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. (“Beijing TuoShi”)	November 19, 2010	PRC	Provision of technology, leads generation and information consultancy services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. (“Beijing Yi Ran Ju Ke”)	July 8, 2011	PRC	Provision of marketing services, rental services, leads generation services and real estate agency services

Beijing Hua Ju Tian Xia Network Technology Co., Ltd. (“Beijing Hua Ju Tian Xia”)	July 25, 2012	PRC	Provision of technology and information consultancy services

Beijing Li Man Wan Jia Network Technology Co., Ltd. (“Beijing Li Man Wan Jia”)	July 25, 2012	PRC	Provision of technology, leads generation and information consultancy services

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. (“Shanghai JBT Real Estate Broking”)	July 7, 2005	PRC	Provision of real estate agency services, marketing services and listing services

Tianjin Jia Tian Xia Network Technology Co., Ltd. (“Jia Tian Xia Network Technology”)	April 15, 2014	PRC	Provision of technology and information consultancy services

Hangzhou SouFun Network Technology Co., Ltd., (“Hangzhou SouFun Network”)	August 27, 2013	PRC	Provision of technology and information consultancy services

Wuhan SouFun Yi Ran Ju Ke Real Estate Agents Co., Ltd. (“Wuhan Yi Ran Ju Ke”)	December 13, 2013	PRC	Provision of real estate agency services, leads generation services and real estate information services

Beijing FTX Digital Technology Service Co., Ltd. (previously known as Fang Tian Xia Financial Information Service(Beijing) Ltd. )	April 9, 2014	PRC	Provision of finance information services

Shanghai SouFun Microfinance Co., Ltd. (“Shanghai SouFun Microfinance”)	January 19, 2015	PRC	Provision of Microfinance services

Nanning Tian Xia Dai Microfinance Co., Ltd.(“Nanning Tian Xia Dai Microfinance”, (previously known as Beihai Tian Xia Dai Microfinance Co., Ltd.)	September 12, 2014	PRC	Provision of microfinance services

Shanghai BaoAn Enterprise Co., Ltd.(“Shanghai BaoAn Enterprise”)	March 31, 2013	PRC	Lease, resale and management of property

Shanghai BaoAn Hotel Co., Ltd. (“Shanghai BaoAn Hotel”)	March 31, 2013	PRC	Operation and management of hotel, restaurant and other catering business

Chongqing Tian Xia Dai Microfinance Co., Ltd (“Chongqing Tian Xia Dai Microfinance”)	December 11, 2014	PRC	Provision of microfinance services

Tianjin Jia Tian Xia Microfinance Co., Ltd.(“Tianjin Jia Tian Xia Microfinance”)	December 5, 2014	PRC	Provision of microfinance services

Beijing Cun Fang Real Estate Broking Co., Ltd. (“Beijing Cun Fang”)	April 7, 2015	PRC	Provision of real estate agency services

Tianjin Fang Tian Xia Real Estate Broking Co., Ltd. (“Tianjin Fang Tian Xia”)	May 21, 2015	PRC	Provision of real estate agency services

Nanjing Cun Fang Real Estate Broking Co., Ltd. (“Nanjing Cun Fang”)	April 30, 2015	PRC	Provision of real estate agency services

Nanchang Cun Fang Real Estate Broking Co., Ltd. (“Nanchang Cun Fang”)	June 3, 2015	PRC	Provision of real estate agency services

Chongqing Fang Tian Xia Real Estate Broking Co., Ltd. (“Chongqing Fang Tian Xia”)	May 27, 2015	PRC	Provision of real estate agency services

Shanghai SouFun Fang Tian Xia Broking Co., Ltd. (“Shanghai Fang Tian Xia”)	April 16, 2015	PRC	Provision of real estate agency services

Beijing Li Tian Rong Ze Yi Jia Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze”)	September 4, 2015	PRC	Provision of technology and information consultancy services

Hong Kong Property Network Limited (“HK Property”)	May 19, 2011	Hong Kong	Investment holding

Best Fang Holdings LLC	August 30, 2017	United States of America	Investment holding

Best Work Holdings (New York) LLC (“Best Work”)	March 14, 2011	United States of America	Investment holding

Carrying Amount of Assets and Liabilities

	As of December 31,
	2020	2021	2022
	US$	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	31,590	16,319	9,808
Restricted cash, current	250,675	192,075	883
Short term investments	—	3,404	—
Accounts receivable, net of credit losses	56,347	45,499	26,166
Prepayment and other current assets	23,407	42,879	40,191
Total current assets	362,019	300,176	77,048

Non-Current assets:
Property and equipment, net	433,064	418,841	370,543
Deferred tax assets	1,228	1,246	1,150
Long-term investment	139,370	67,994	60,058
Restricted cash, non-current portion	1,533	1,568	1,436
Other noncurrent assets	35,000	34,598	30,529
Total non-current assets	610,195	524,247	463,716
Total assets	972,214	824,423	540,764

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Current liabilities:
Short-term loans and current portion of long-term loans	60,962	87,080	39,149
Deferred revenue	18,298	16,171	14,246
Accrued expenses and other liabilities	26,245	28,925	21,701
Intercompany payable to the non PRC Domestic Entities	414,533	346,001	212,683
Total current liabilities	520,038	478,177	287,779

Non-current liabilities
Long-term loans, less current portion	35,632	26,444	19,291
Deferred tax liabilities	51,606	52,813	48,348
Other non-current liabilities	64,649	60,457	52,242
Total non-current liabilities	151,887	139,714	119,881
Total liabilities	671,925	617,891	407,660
Net assets	300,289	206,532	133,104

Result of Operations

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Total revenues	150,577	105,227	53,211
Net income (loss)	1,280	(1,853)	(28,504)

Summary of Cash Flow Activities

	Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Net cash used in operating activities	(42,871)	(158,738)	(154,091)
Net cash generated from investing activities	79,831	67,972	11,340
Net cash generated from (used in) financing activities	(20,146)	16,930	(55,084)